Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 12 - RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao

(1) Due to related parties

	December 31,	December 31,
	2023	2022
Mr. Szuhao Huang	$36,302	$-

The amounts of due to related parties described above were for working capital purposes, payable on demand, and bear no interest.

(2) Sales to related parties

	Year Ended December 31,
	2023	2022	2021
Gasar Biotechnology Co., Ltd.	$126,856	$53,304	$-